Expense Example	Jan. 05, 2026 USD ($)
TSPY LIFT ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
TDAQ LIFT ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	$ 312